Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended
	Feb. 28, 2025	Feb. 27, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026
Intech S&P Large Cap Diversified Alpha ETF
Account Value [Line Items]
Accumulated Value	$ 10,142	$ 10,000	$ 9,560	$ 9,563	$ 10,169	$ 10,687	$ 10,818	$ 10,974	$ 11,292	$ 11,449	$ 11,425	$ 11,527	$ 11,606
Intech S&P Small-Mid Cap Diversified Alpha ETF
Account Value [Line Items]
Accumulated Value	10,071	10,000	9,548	9,400	10,037	10,509	10,689	11,189	11,302	11,128	11,490	11,477	11,987
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	9,999	10,000	9,435	9,371	9,961	10,468	10,703	10,920	11,318	11,583	11,612	11,619	11,787
S&P 1000 Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,098	$ 10,000	$ 9,524	$ 9,251	$ 9,746	$ 10,109	$ 10,251	$ 10,716	$ 10,782	$ 10,718	$ 10,958	$ 10,962	$ 11,460